Financial Instruments - Financial Instruments Measured and Not Measured At Fair Value On Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments
Marketable securities	$ 86,029
Deferred finance costs, net	6,300	$ 8,100
Fair Value
Financial Instruments
Cash and cash equivalents	271,809	267,668
Amount invested	86,029
Fair Value | Secured long-term debt, including current portion
Financial Instruments
Long-term debt	147,750	175,250
Fair Value | Unsecured long-term debt
Financial Instruments
Long-term debt	241,969	255,868
Recurring basis | (Level I)
Financial Instruments
Marketable securities	86,029
Recurring basis | Fair Value
Financial Instruments
Marketable securities	86,029
Non-recurring basis | (Level I)
Financial Instruments
Cash and cash equivalents	271,809	267,668
Non-recurring basis | (Level I) | Unsecured long-term debt
Financial Instruments
Long-term debt	241,969	255,868
Non-recurring basis | (Level II) | Secured long-term debt, including current portion
Financial Instruments
Long-term debt	147,750	175,250
Non-recurring basis | Fair Value
Financial Instruments
Cash and cash equivalents	271,809	267,668
Non-recurring basis | Fair Value | Secured long-term debt, including current portion
Financial Instruments
Long-term debt	147,750	175,250
Non-recurring basis | Fair Value | Unsecured long-term debt
Financial Instruments
Long-term debt	$ 241,969	$ 255,868